Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 243,000
Previously Paid Amount	0.00
Total Fee Amount	33.56
Total Offset Amount	0.00
Net Fee	33.56
Narrative - Max Aggregate Offering Price	$ 243,000
Final Prospectus	true